LVIP Columbia Value Opportunities Fund
(Standard Class)


Summary Prospectus
May 1, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPstandard. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP Columbia Value Opportunities Fund (fund), is to seek long-term capital appreciation by investing in securities of small-cap companies.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                                N/A
 Maximum Deferred Sales Charge (Load)                                                            N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                     N/A
 Redemption Fee                                                                                  N/A
 Exchange Fee                                                                                    N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                   1.05%
 Distribution and/or Service (12b-1) fees                                                        None
 Other Expenses                                                                                   0.20%
 Total Annual Fund Operating Expenses                                                             1.25%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $127     $397      $686    $1,511


LVIP Columbia Value Opportunities Fund                                       1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 76% of the average value of its portfolio.


Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of its assets in common stocks of small-cap companies. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of those companies in the Russell 200 Index with lower price-to-book ratios and lower forecasted growth values. The market capitalization range of the Russell 2000 Index was $20 million to $6 billion as of December 31, 2009. The fund may also invest in real estate investment trusts (REITs). The fund may also invest up to 20% of its assets in foreign securities.

The fund seeks to invest in companies that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors. The fund considers various measures of valuation, including price-to-cash, price-to-earnings, price-to-sales, and price-to-book-value. The fund also considers a company's current operating margins relative to its historic range and future potential. The fund also looks for potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors. Securities may be sold when a security's price reaches a set target, if there is deterioration in the issuer's financial circumstances or fundamental prospects, or if other investments are deemed more attractive.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Real Estate Investment Trusts (REITs) Risk: The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect for earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the fund's REIT investments, including risks related to economic conditions, lack of availability of financing or changes in interest rates.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.


2  LVIP Columbia Value Opportunities Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
2002                 2003     2004     2005    2006     2007     2008          2009
(12.64%)             35.79%   19.77%   5.10%   10.28%   1.80%     (33.95%)     24.65%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the third quarter of 2009 at: 21.70%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (24.40%).



                                                Average Annual Total Returns
                                                 For periods ended 12/31/09
                                           ---------------------------------------
                                                                      Lifetime
                                                                  (Since inception
                                            1 year     5 years        5/01/01)
                                           -------- ------------ -----------------
  LVIP Columbia Value Opportunities Fund   24.65%       (0.58%)  5.08%
      Russell 2000 (Reg. TM) Value Index   20.58%       (0.01%)  6.36%

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Columbia Management Investment Advisers, LLC



Portfolio Manager(s)             Company Title       Experience w/Fund
-------------------------------- ------------------- -------------------
Christian K. Stadlinger (lead)   Portfolio Manager   Since October 2007
Jarl Ginsberg (co-manager)       Portfolio Manager   Since October 2007

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP Columbia Value Opportunities Fund                                       3

LVIP Columbia Value Opportunities Fund
(Service Class)


Summary Prospectus
May 1, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPservice. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP Columbia Value Opportunities Fund (fund), is to seek long-term capital appreciation by investing in securities of small-cap companies.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                             N/A
 Maximum Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                               1.05%
 Distribution and/or Service (12b-1) fees                                                     0.25%
 Other Expenses                                                                               0.20%
 Total Annual Fund Operating Expenses                                                         1.50%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $153     $474      $818    $1,791

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 76% of the average value of its portfolio.


LVIP Columbia Value Opportunities Fund                                       1

Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of its assets in common stocks of small-cap companies. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of those companies in the Russell 200 Index with lower price-to-book ratios and lower forecasted growth values. The market capitalization range of the Russell 2000 Index was $20 million to $6 billion as of December 31, 2009. The fund may also invest in real estate investment trusts (REITs). The fund may also invest up to 20% of its assets in foreign securities.

The fund seeks to invest in companies that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors. The fund considers various measures of valuation, including price-to-cash, price-to-earnings, price-to-sales, and price-to-book-value. The fund also considers a company's current operating margins relative to its historic range and future potential. The fund also looks for potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors. Securities may be sold when a security's price reaches a set target, if there is deterioration in the issuer's financial circumstances or fundamental prospects, or if other investments are deemed more attractive.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Real Estate Investment Trusts (REITs) Risk: The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect for earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the fund's REIT investments, including risks related to economic conditions, lack of availability of financing or changes in interest rates.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.


2  LVIP Columbia Value Opportunities Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
2008                 2009
(34.13%)             24.36%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the third quarter of 2009 at: 21.63%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (24.45%).



                                              Average Annual Total
                                                    Returns
                                           For periods ended 12/31/09
                                           --------------------------
                                                         Lifetime
                                                     (Since inception
                                            1 year       4/30/07)
                                           -------- -----------------
  LVIP Columbia Value Opportunities Fund   24.36%          (7.73%)
      Russell 2000 (Reg. TM) Value Index   20.58%         (10.65%)

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Columbia Management Investment Advisers, LLC



Portfolio Manager(s)             Company Title       Experience w/Fund
-------------------------------- ------------------- -------------------
Christian K. Stadlinger (lead)   Portfolio Manager   Since October 2007
Jarl Ginsberg (co-manager)       Portfolio Manager   Since October 2007

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP Columbia Value Opportunities Fund                                       3